2. Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Accounting Policies [Abstract]
Weighted average shares outstanding
	Three Months Ended	Nine Months Ended
	March 31, 2019	March 31, 2019
Weighted average number of common shares outstanding - Basic	47,281,128	47,281,128
Potentially dilutive common stock equivalents (convertible note payable - related party and accrued interest)	51,323,529	49,397,810
Weighted average number of common shares outstanding - Diluted	98,604,657	96,678,938

Year Ended
June 30,
2019
Weighted average number of common shares outstanding - Basic	47,429,073
Potentially dilutive common stock equivalents (convertible note payable - related party)	55,147,059
Weighted average number of common shares outstanding - Diluted	102,576,132

Schedule of revenue by type